LEASES - Lease Costs (Details) $ in Thousands, $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 USN ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 USN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Operating lease cost	$ 64		$ 63		$ 262	$ 225
Short-term lease cost	4		2		10	32
Variable lease cost	45		54		186	140
Total lease cost	113	$ 113	119	$ 119	458	397
Research and development
Total lease cost	104		113		430	373
Selling, general and administrative
Total lease cost	$ 9		$ 6		$ 28	$ 24